INCOME TAXES (Details ) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Federal income tax benefit attributable to:
Current Operations			$ 106,440	$ 83,356
Less: valuation allowance			(106,440)	(83,356)
Net provision for Federal income taxes